Lease Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [Line Items]
Undiscounted operating lease payments to be received	₩ 5,209,537	₩ 5,757,009
Less than 1 year
Disclosure of maturity analysis of operating lease payments [Line Items]
Undiscounted operating lease payments to be received	614,442	686,445
1~5 Years
Disclosure of maturity analysis of operating lease payments [Line Items]
Undiscounted operating lease payments to be received	2,133,538	2,334,883
More than 5 years
Disclosure of maturity analysis of operating lease payments [Line Items]
Undiscounted operating lease payments to be received	₩ 2,461,557	₩ 2,735,681